OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Other receivables	$ 78,806	$ 24,643
Other current assets	$ 78,806	$ 24,643